Business Description and Basis of Presentation (Details) $ in Millions			3 Months Ended		12 Months Ended
	Dec. 16, 2021 USD ($)	Nov. 01, 2021 shares	Mar. 31, 2022 USD ($) segment	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 25, 2022 USD ($)	Dec. 02, 2021 USD ($)	Aug. 31, 2020 USD ($)	Dec. 09, 2019	Nov. 28, 2019
Schedule of Equity Method Investments [Line Items]
Number of reportable segments | segment			1
Net (loss) income			$ (91)	$ (114)	$ (475)	$ (619)	$ 138
Cash outflows from operations			(154)	(114)	(512)	(250)	$ 227
Amount funded				$ 50
Current portion of long-term debt			3		3	7
Liquidity					916
Cash and cash equivalents			329		516	$ 584
Shareholders equity commitments					150
Senior secured revolving credit facility
Schedule of Equity Method Investments [Line Items]
Undrawn commitments					50
Senior secured new tranche B-3 term loan facilities
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount								$ 100
Liquidity			700
Undrawn commitments					200
Senior secured new tranche B-3 term loans
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount			$ 100					$ 100
Amount funded					785
Senior secured new tranche B-3 term loans | Senior secured new tranche B-3 term loan facilities
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount									$ 1,000
Amount funded	$ 800
New Tranche B-3 DDTL Facility [Member] | Senior secured new tranche B-3 term loan facilities
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount					$ 200
Debt Instrument, Delayed Draw Term					6 months
Senior Secured Prior Tranche B-1 and B-2 Term Loans [Member] | Senior secured new tranche B-3 term loan facilities
Schedule of Equity Method Investments [Line Items]
Current portion of long-term debt					$ 545
Senior secured prior tranche B-2 term loans
Schedule of Equity Method Investments [Line Items]
Aggregate principal amount										$ 200
Amount funded					150
Senior secured prior tranche B-2 term loans | Senior secured new tranche B-3 term loan facilities
Schedule of Equity Method Investments [Line Items]
Current portion of long-term debt					$ 50
Expedia
Schedule of Equity Method Investments [Line Items]
Number of non-voting ordinary shares issued | shares		8,413,972
Amex Coop
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture			50.00%		40.50%							50.00%
Amex Coop | GBT III B.V [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture											50.00%
Amex Coop | Expedia
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture			40.50%
Juweel
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture			50.00%		40.50%							50.00%
Juweel | GBT III B.V [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture											50.00%
Juweel | Expedia
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture			40.50%
Expedia
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture					19.00%
Number of non-voting ordinary shares issued | shares		8,413,972
Expedia | Expedia
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership interest in joint venture			19.00%